Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Operating Leases [Line Items]
2015	¥ 7,558
2016	6,859
2017	6,187
2018	5,372
2019	4,520
Thereafter	25,649
Total	¥ 56,145